OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
Summary of other liabilities

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited
Non-income taxes and surcharges payable	65,406	35,544	5,463
Deferred revenue	—	6,214	955
Accrued offering costs	842	842	129
Customer rebates payable	25,594	—	—
Accrued expenses and others	11,665	2,953	455

Total	103,507	45,553	7,002